6. Goodwill and Other Intangible Assets (Details)	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 272,695
2017	272,691
Total remaining core deposit intangible expense	$ 545,386